UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/15

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2015 (Unaudited)

Deutsche High Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 93.9%
Consumer Discretionary 25.6%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		1,110,000	1,112,775
Ally Financial, Inc.:
3.25%, 11/5/2018		2,070,000	2,031,188
4.125%, 3/30/2020		2,590,000	2,577,050
Altice Financing SA:
144A, 6.5%, 1/15/2022		1,500,000	1,485,000
144A, 7.875%, 12/15/2019		2,120,000	2,204,800
Altice Finco SA, 144A, 9.875%, 12/15/2020		2,120,000	2,257,800
AMC Entertainment, Inc., 5.875%, 2/15/2022		1,935,000	1,964,025
AmeriGas Finance LLC:
6.75%, 5/20/2020		4,215,000	4,099,087
7.0%, 5/20/2022		3,260,000	3,154,050
APX Group, Inc., 6.375%, 12/1/2019		1,895,000	1,814,463
Asbury Automotive Group, Inc.:
6.0%, 12/15/2024		4,695,000	4,847,587
144A, 6.0%, 12/15/2024		3,630,000	3,747,975
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		3,750,000	3,909,375
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		3,235,000	2,749,750
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025		4,085,000	3,870,537
5.5%, 4/1/2023		6,155,000	6,170,387
Beacon Roofing Supply, Inc., 144A, 6.375%, 10/1/2023		1,485,000	1,512,844
Block Communications, Inc., 144A, 7.25%, 2/1/2020		3,469,000	3,451,655
Boyd Gaming Corp., 6.875%, 5/15/2023		1,295,000	1,330,613
Caleres, Inc., 6.25%, 8/15/2023		1,055,000	1,039,175
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		3,475,000	3,475,000
144A, 5.375%, 5/1/2025		2,605,000	2,591,975
144A, 5.875%, 5/1/2027		4,340,000	4,318,300
CCOH Safari LLC, 144A, 5.75%, 2/15/2026		4,970,000	4,982,425
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		8,700,000	7,830,000
144A, 6.375%, 9/15/2020		8,315,000	8,127,912
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		1,279,310	1,282,508
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		2,270,000	2,190,550
Series B, 6.5%, 11/15/2022		3,380,000	3,295,500
Series A, 7.625%, 3/15/2020		990,000	900,900
Series B, 7.625%, 3/15/2020		10,455,000	9,657,806
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		200,000	199,500
CSC Holdings LLC, 5.25%, 6/1/2024		2,140,000	1,877,850
Dana Holding Corp., 5.5%, 12/15/2024		1,710,000	1,658,700
DISH DBS Corp.:
4.25%, 4/1/2018		2,475,000	2,481,187
5.0%, 3/15/2023		3,110,000	2,697,925
6.75%, 6/1/2021		4,420,000	4,453,150
7.875%, 9/1/2019		4,165,000	4,529,437
Dollar Tree, Inc.:
144A, 5.25%, 3/1/2020		3,605,000	3,722,162
144A, 5.75%, 3/1/2023		2,992,500	3,097,237
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020		3,110,000	3,148,875
5.25%, 4/15/2023		4,452,000	4,374,090
Global Partners LP, 7.0%, 6/15/2023		2,150,000	1,763,000
Goodyear Tire & Rubber Co., 5.125%, 11/15/2023		1,495,000	1,532,375
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		4,010,000	3,969,900
144A, 5.25%, 12/15/2023		5,140,000	5,088,600
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		2,610,000	2,662,200
7.5%, 7/15/2020		880,000	915,200
11.5%, 7/15/2020		3,020,000	3,344,650
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		1,380,000	1,221,300
Lennar Corp., 4.75%, 11/15/2022		3,500,000	3,470,250
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		460,000	453,100
144A, 7.0%, 9/1/2020		3,160,000	3,270,600
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		3,225,000	3,321,750
Mediacom Broadband LLC:
5.5%, 4/15/2021		465,000	447,563
6.375%, 4/1/2023		5,830,000	5,698,825
Mediacom LLC, 7.25%, 2/15/2022		995,000	1,004,950
MGM Resorts International:
6.0%, 3/15/2023		2,665,000	2,645,012
6.75%, 10/1/2020		4,799,000	4,930,972
8.625%, 2/1/2019		4,620,000	5,118,082
NCL Corp. Ltd., 144A, 4.625%, 11/15/2020		2,175,000	2,129,804
Neptune Finco Corp.:
144A, 6.625%, 10/15/2025		1,040,000	1,081,600
144A, 10.125%, 1/15/2023		3,040,000	3,169,200
144A, 10.875%, 10/15/2025		2,600,000	2,723,500
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		1,305,000	1,288,688
Numericable-SFR:
144A, 4.875%, 5/15/2019		4,635,000	4,594,444
144A, 6.0%, 5/15/2022		6,930,000	6,722,100
Penske Automotive Group, Inc., 5.375%, 12/1/2024		6,265,000	6,327,650
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		1,455,000	1,529,569
Sabre GLBL, Inc.:
144A, 5.25%, 11/15/2023		500,000	494,375
144A, 5.375%, 4/15/2023		210,000	208,950
Sally Holdings LLC, 5.625%, 12/1/2025		3,725,000	3,762,250
Schaeffler Finance BV, 144A, 4.75%, 5/15/2023		3,295,000	3,229,100
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		1,150,000	1,147,125
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		2,075,000	2,137,250
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020		2,170,000	2,267,650
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		1,865,000	1,953,588
Springs Industries, Inc., 6.25%, 6/1/2021		2,765,000	2,737,350
Starz LLC, 5.0%, 9/15/2019		1,545,000	1,564,313
Suburban Propane Partners LP, 5.75%, 3/1/2025		1,260,000	1,020,600
Toll Brothers Finance Corp., 4.875%, 11/15/2025		2,440,000	2,397,300
TRI Pointe Holdings, Inc., 4.375%, 6/15/2019		1,295,000	1,265,863
UCI International LLC, 8.625%, 2/15/2019		2,740,000	945,300
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		8,260,000	8,239,350
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		2,160,000	1,771,200
144A, 8.5%, 10/15/2022		1,880,000	1,781,300
Ziggo Bond Finance BV, 144A, 5.875%, 1/15/2025		1,475,000	1,368,063
			254,938,936
Consumer Staples 3.0%
Aramark Services, Inc., 144A, 5.125%, 1/15/2024		1,490,000	1,517,937
Chiquita Brands International, Inc., 7.875%, 2/1/2021		796,000	833,810
Constellation Brands, Inc., 4.75%, 12/1/2025		620,000	631,625
Cott Beverages, Inc.:
5.375%, 7/1/2022		3,890,000	3,812,200
6.75%, 1/1/2020		1,710,000	1,765,575
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		6,410,000	6,666,400
JBS Investments GmbH:
144A, 7.25%, 4/3/2024		2,340,000	2,123,550
144A, 7.75%, 10/28/2020		3,600,000	3,456,000
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025		1,710,000	1,487,700
144A, 8.25%, 2/1/2020		1,450,000	1,450,000
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		1,720,000	1,672,700
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		905,000	923,100
Smithfield Foods, Inc., 6.625%, 8/15/2022		93,000	96,488
The WhiteWave Foods Co., 5.375%, 10/1/2022		3,400,000	3,595,500
			30,032,585
Energy 9.2%
Antero Resources Corp.:
5.125%, 12/1/2022		3,020,000	2,295,200
5.375%, 11/1/2021		2,255,000	1,804,000
144A, 5.625%, 6/1/2023		1,750,000	1,365,000
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		645,000	433,763
144A, 5.625%, 6/1/2024		855,000	572,850
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		1,920,000	1,324,800
California Resources Corp.:
5.0%, 1/15/2020		151,000	53,794
6.0%, 11/15/2024		276,000	84,180
144A, 8.0%, 12/15/2022		1,142,000	600,977
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		2,170,000	1,757,700
Chesapeake Energy Corp., 5.75%, 3/15/2023		3,145,000	912,050
Concho Resources, Inc., 5.5%, 4/1/2023		4,760,000	4,403,000
Crestwood Midstream Partners LP, 144A, 6.25%, 4/1/2023		825,000	575,438
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		2,415,000	2,149,350
144A, 8.125%, 9/15/2023		2,605,000	2,344,500
EP Energy LLC, 6.375%, 6/15/2023		1,920,000	960,000
Gulfport Energy Corp., 6.625%, 5/1/2023		870,000	726,450
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		1,705,000	1,415,150
144A, 5.75%, 10/1/2025		3,030,000	2,636,100
Holly Energy Partners LP, 6.5%, 3/1/2020		990,000	980,100
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		1,490,000	1,102,600
Laredo Petroleum, Inc., 6.25%, 3/15/2023		2,615,000	2,275,050
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		2,360,000	1,616,600
144A, 6.5%, 3/15/2021		1,880,000	1,316,000
144A, 7.0%, 3/31/2024		3,110,000	2,208,100
Memorial Resource Development Corp., 5.875%, 7/1/2022		1,700,000	1,487,500
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		2,710,000	2,845,500
Newfield Exploration Co., 5.375%, 1/1/2026		1,310,000	1,084,025
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		3,935,000	2,616,775
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		5,220,000	3,340,800
6.875%, 1/15/2023		1,815,000	1,125,300
Parsley Energy LLC, 144A, 7.5%, 2/15/2022		320,000	305,600
Range Resources Corp., 144A, 4.875%, 5/15/2025		3,425,000	2,603,000
Regency Energy Partners LP:
5.0%, 10/1/2022		1,105,000	978,894
5.875%, 3/1/2022		245,000	230,927
Rice Energy, Inc., 144A, 7.25%, 5/1/2023		440,000	321,200
RSP Permian, Inc.:
144A, 6.625%, 10/1/2022		830,000	763,600
6.625%, 10/1/2022		4,145,000	3,813,400
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		6,465,000	5,947,800
5.625%, 4/15/2023		1,405,000	1,232,887
144A, 5.625%, 3/1/2025		2,180,000	1,844,825
5.75%, 5/15/2024		7,220,000	6,281,400
Seven Generations Energy Ltd., 144A, 6.75%, 5/1/2023		650,000	546,000
Sunoco LP:
144A, 5.5%, 8/1/2020		1,250,000	1,184,375
144A, 6.375%, 4/1/2023		1,275,000	1,198,500
Talos Production LLC, 144A, 9.75%, 2/15/2018		1,800,000	774,000
Targa Resources Partners LP, 4.125%, 11/15/2019		645,000	536,963
Welltec AS, 144A, 8.0%, 2/1/2019		2,800,000	2,625,000
Whiting Petroleum Corp.:
5.75%, 3/15/2021		1,560,000	1,137,240
6.25%, 4/1/2023 (b)		8,235,000	5,929,200
Williams Partners LP, 6.125%, 7/15/2022		2,970,000	2,809,525
WPX Energy, Inc., 8.25%, 8/1/2023 (b)		2,520,000	2,016,000
			91,492,988
Financials 6.1%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		4,210,000	4,367,875
AerCap Ireland Capital Ltd.:
4.625%, 10/30/2020		2,960,000	3,030,300
5.0%, 10/1/2021		1,055,000	1,086,650
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		2,375,000	2,398,750
CIT Group, Inc., 3.875%, 2/19/2019		11,465,000	11,407,675
CNO Financial Group, Inc.:
4.5%, 5/30/2020		630,000	642,600
5.25%, 5/30/2025		1,295,000	1,317,663
Credit Agricole SA, 144A, 7.875%, 1/29/2049		2,940,000	3,006,150
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		2,695,000	2,823,012
E*TRADE Financial Corp.:
4.625%, 9/15/2023		1,720,000	1,747,950
5.375%, 11/15/2022		1,600,000	1,676,000
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		2,135,000	2,188,375
(REIT), 5.375%, 4/1/2023		6,455,000	6,584,100
(REIT), 5.75%, 1/1/2025		1,600,000	1,636,000
(REIT), 5.875%, 1/15/2026		1,245,000	1,282,350
International Lease Finance Corp.:
3.875%, 4/15/2018		3,630,000	3,657,225
6.25%, 5/15/2019		2,695,000	2,887,019
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		2,650,000	2,703,000
(REIT), 6.875%, 5/1/2021		2,415,000	2,505,563
Societe Generale SA, 144A, 7.875%, 12/29/2049		3,905,000	3,890,551
			60,838,808
Health Care 11.4%
Alere, Inc., 144A, 6.375%, 7/1/2023		1,715,000	1,603,525
Community Health Systems, Inc.:
5.125%, 8/1/2021		11,485,000	11,427,575
6.875%, 2/1/2022		1,935,000	1,835,831
7.125%, 7/15/2020		12,190,000	12,144,287
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		870,000	754,725
Endo Finance LLC:
144A, 5.75%, 1/15/2022		1,935,000	1,876,950
144A, 5.875%, 1/15/2023		1,955,000	1,915,900
Endo Ltd.:
144A, 6.0%, 7/15/2023		1,860,000	1,850,700
144A, 6.0%, 2/1/2025		1,310,000	1,290,350
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		1,980,000	2,133,450
HCA, Inc.:
5.875%, 2/15/2026		7,570,000	7,598,388
6.5%, 2/15/2020		9,615,000	10,475,542
7.5%, 2/15/2022		1,109,000	1,228,218
Hologic, Inc., 144A, 5.25%, 7/15/2022		855,000	872,100
Horizon Pharma Financing, Inc., 144A, 6.625%, 5/1/2023		1,350,000	1,201,500
IMS Health, Inc., 144A, 6.0%, 11/1/2020		2,350,000	2,420,500
LifePoint Health, Inc.:
5.5%, 12/1/2021		2,430,000	2,472,525
5.875%, 12/1/2023		2,135,000	2,167,025
Mallinckrodt International Finance SA:
144A, 4.875%, 4/15/2020		1,440,000	1,386,000
144A, 5.625%, 10/15/2023		2,475,000	2,351,250
Tenet Healthcare Corp.:
144A, 4.012% **, 6/15/2020		1,630,000	1,589,250
6.25%, 11/1/2018		14,050,000	14,787,625
6.75%, 6/15/2023		3,435,000	3,185,963
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		3,295,000	3,097,300
144A, 5.875%, 5/15/2023		3,040,000	2,713,200
144A, 6.125%, 4/15/2025		8,685,000	7,751,363
144A, 6.375%, 10/15/2020		2,190,000	2,113,350
144A, 7.5%, 7/15/2021		9,335,000	9,311,662
			113,556,054
Industrials 10.9%
ADT Corp.:
3.5%, 7/15/2022		1,315,000	1,176,925
5.25%, 3/15/2020		2,805,000	2,945,250
6.25%, 10/15/2021 (b)		3,760,000	3,927,508
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		4,735,000	4,924,400
Aguila 3 SA, 144A, 7.875%, 1/31/2018		3,955,000	3,964,887
Allegion PLC, 5.875%, 9/15/2023		805,000	821,100
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		2,335,000	2,072,312
Belden, Inc., 144A, 5.5%, 9/1/2022		3,360,000	3,234,000
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		2,850,000	1,987,875
144A, 6.0%, 10/15/2022		2,320,000	1,626,320
144A, 7.5%, 3/15/2025		875,000	612,500
Carlson Travel Holdings, Inc., 144A, 7.5%, 8/15/2019		1,120,000	1,103,200
Casella Waste Systems, Inc., 7.75%, 2/15/2019		3,220,000	3,195,850
Covanta Holding Corp., 5.875%, 3/1/2024		1,940,000	1,755,700
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		2,415,000	2,517,637
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		1,395,000	1,171,800
DR Horton, Inc., 4.0%, 2/15/2020		835,000	839,760
EnerSys, 144A, 5.0%, 4/30/2023		435,000	432,825
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		1,295,000	1,184,925
FTI Consulting, Inc., 6.0%, 11/15/2022		1,885,000	1,974,538
Garda World Security Corp., 144A, 7.25%, 11/15/2021		2,550,000	2,193,000
Gates Global LLC, 144A, 6.0%, 7/15/2022		1,695,000	1,220,400
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021		3,735,000	3,805,031
144A, 5.0%, 11/15/2025		1,488,000	1,510,320
Masonite International Corp., 144A, 5.625%, 3/15/2023		1,884,000	1,945,230
Meritor, Inc.:
6.25%, 2/15/2024		1,895,000	1,620,225
6.75%, 6/15/2021		4,663,000	4,289,960
Moog, Inc., 144A, 5.25%, 12/1/2022		1,565,000	1,580,650
Nortek, Inc., 8.5%, 4/15/2021		3,615,000	3,750,924
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		2,105,000	2,091,844
Oshkosh Corp.:
5.375%, 3/1/2022		1,455,000	1,455,000
5.375%, 3/1/2025		215,000	210,700
Ply Gem Industries, Inc., 6.5% , 2/1/2022		3,690,000	3,357,375
SBA Communications Corp., 5.625%, 10/1/2019		1,920,000	2,001,600
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		2,525,000	2,577,065
Summit Materials LLC, 144A, 6.125%, 7/15/2023		2,480,000	2,442,800
Titan International, Inc., 6.875%, 10/1/2020 (b)		1,675,000	1,247,875
Triumph Group, Inc., 5.25%, 6/1/2022		1,145,000	921,725
United Rentals North America, Inc.:
4.625%, 7/15/2023		1,465,000	1,461,338
6.125%, 6/15/2023		200,000	204,500
7.375%, 5/15/2020		5,690,000	6,002,950
7.625%, 4/15/2022		5,690,000	6,080,903
USG Corp., 144A, 5.5%, 3/1/2025		110,000	111,650
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		2,155,000	1,632,413
XPO Logistics, Inc., 144A, 6.5%, 6/15/2022		2,095,000	1,937,875
ZF North America Capital, Inc.:
144A, 4.0%, 4/29/2020		3,285,000	3,312,101
144A, 4.5%, 4/29/2022		4,730,000	4,623,575
144A, 4.75%, 4/29/2025		3,770,000	3,590,925
			108,649,266
Information Technology 4.7%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		955,000	983,650
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		7,715,000	8,081,462
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		2,900,000	2,921,750
144A, 6.125%, 11/1/2023		1,315,000	1,323,219
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		1,965,000	1,306,725
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019		2,790,000	1,729,800
Cardtronics, Inc., 5.125%, 8/1/2022		1,280,000	1,235,200
CDW LLC:
5.5%, 12/1/2024		3,115,000	3,262,962
6.0%, 8/15/2022		7,300,000	7,701,500
EarthLink Holdings Corp., 7.375%, 6/1/2020		2,310,000	2,350,425
Entegris, Inc., 144A, 6.0%, 4/1/2022		1,395,000	1,412,438
First Data Corp., 144A, 7.0%, 12/1/2023		2,485,000	2,485,000
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		2,435,000	2,550,662
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		1,950,000	1,647,750
Informatica LLC, 144A, 7.125%, 7/15/2023		860,000	778,300
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		2,145,000	1,925,138
NCR Corp.:
5.875%, 12/15/2021		485,000	477,725
6.375%, 12/15/2023		1,210,000	1,191,850
Open Text Corp., 144A, 5.625%, 1/15/2023		1,690,000	1,673,100
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		1,315,000	1,216,375
Sanmina Corp., 144A, 4.375%, 6/1/2019		230,000	231,150
			46,486,181
Materials 7.0%
ArcelorMittal, 5.125%, 6/1/2020 (b)		550,000	456,500
Ardagh Packaging Finance PLC:
144A, 3.512% **, 12/15/2019		2,590,000	2,531,725
144A, 6.75%, 1/31/2021		2,915,000	2,798,400
Ball Corp., 4.375%, 12/15/2020		1,045,000	1,061,328
Berry Plastics Corp., 5.5%, 5/15/2022		3,820,000	3,805,675
Cascades, Inc., 144A, 5.5%, 7/15/2022		1,295,000	1,256,150
Chemours Co.:
144A, 6.625%, 5/15/2023		1,500,000	1,050,000
144A, 7.0%, 5/15/2025		725,000	494,813
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		1,730,000	1,673,775
Coveris Holding Corp., 144A, 10.0%, 6/1/2018		1,915,000	1,819,250
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		2,890,000	2,521,525
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		321,000	207,045
144A, 7.0%, 2/15/2021		4,190,000	2,629,225
Greif, Inc., 7.75%, 8/1/2019		910,000	1,005,550
Hexion, Inc., 6.625%, 4/15/2020		4,810,000	3,739,775
Huntsman International LLC:
5.125%, 4/15/2021	EUR	625,000	631,673
144A, 5.125%, 11/15/2022		2,000,000	1,800,000
Novelis, Inc., 8.75%, 12/15/2020		5,100,000	4,679,250
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		3,445,000	3,410,550
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		2,335,000	2,253,275
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022		1,990,000	1,721,350
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		11,970,000	12,175,764
6.875%, 2/15/2021		9,230,000	9,506,900
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		1,075,000	1,077,688
144A, 5.125%, 12/1/2024		540,000	540,000
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		1,860,000	1,581,000
Tronox Finance LLC:
6.375%, 8/15/2020		1,800,000	1,083,240
144A, 7.5%, 3/15/2022		2,105,000	1,220,900
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		840,000	848,400
144A, 5.625%, 10/1/2024		420,000	424,200
			70,004,926
Telecommunication Services 13.4%
B Communications Ltd., 144A, 7.375%, 2/15/2021		2,425,000	2,611,725
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		920,000	909,650
Series T, 5.8%, 3/15/2022		3,610,000	3,308,565
Series S, 6.45%, 6/15/2021		4,210,000	4,104,750
Series W, 6.75%, 12/1/2023		4,555,000	4,270,312
CommScope, Inc.:
144A, 4.375%, 6/15/2020		1,050,000	1,057,875
144A, 5.0%, 6/15/2021		2,290,000	2,195,538
CyrusOne LP, 6.375%, 11/15/2022		2,885,000	2,971,550
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		2,325,000	1,743,750
144A, 8.25%, 9/30/2020		8,857,000	7,307,025
Digicel Ltd.:
144A, 6.75%, 3/1/2023		3,310,000	2,763,850
144A, 7.0%, 2/15/2020		800,000	728,000
Frontier Communications Corp.:
6.25%, 9/15/2021		1,290,000	1,093,275
6.875%, 1/15/2025		5,720,000	4,711,850
7.125%, 1/15/2023		5,505,000	4,748,062
8.5%, 4/15/2020		855,000	857,138
144A, 10.5%, 9/15/2022		5,650,000	5,628,812
144A, 11.0%, 9/15/2025		3,945,000	3,905,550
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		1,910,000	2,024,600
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		4,390,000	3,446,150
7.25%, 10/15/2020		6,485,000	5,674,375
Level 3 Financing, Inc.:
5.375%, 8/15/2022		6,080,000	6,171,200
144A, 5.375%, 1/15/2024		1,495,000	1,502,475
144A, 5.375%, 5/1/2025		1,730,000	1,721,350
6.125%, 1/15/2021		1,460,000	1,511,100
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		2,485,000	2,224,075
Plantronics, Inc., 144A, 5.5%, 5/31/2023		855,000	850,725
SBA Telecommunications, Inc., 5.75%, 7/15/2020		4,000,000	4,160,000
Sprint Communications, Inc., 144A, 7.0%, 3/1/2020		2,190,000	2,195,475
Sprint Corp., 7.125%, 6/15/2024		12,120,000	8,741,550
T-Mobile U.S.A., Inc.:
6.0%, 3/1/2023		500,000	506,250
6.125%, 1/15/2022		975,000	1,001,813
6.375%, 3/1/2025		4,479,000	4,523,790
6.5%, 1/15/2026		120,000	121,139
6.625%, 11/15/2020		6,755,000	7,021,755
6.633%, 4/28/2021		250,000	259,375
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		6,765,000	6,376,012
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		4,365,000	4,615,987
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		4,175,000	4,060,188
Windstream Services LLC:
7.75%, 10/15/2020		485,000	408,613
7.875%, 11/1/2017		3,775,000	3,861,863
Zayo Group LLC:
6.0%, 4/1/2023		4,210,000	3,978,450
6.375%, 5/15/2025		2,165,000	2,013,450
			133,889,037
Utilities 2.6%
Calpine Corp.:
5.375%, 1/15/2023		2,140,000	1,920,650
5.75%, 1/15/2025		2,140,000	1,888,550
Dynegy, Inc.:
7.375%, 11/1/2022		2,140,000	1,861,800
7.625%, 11/1/2024 (b)		3,850,000	3,290,980
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		4,626,000	3,793,320
NGL Energy Partners LP, 5.125%, 7/15/2019		1,705,000	1,346,950
NRG Energy, Inc.:
6.25%, 5/1/2024 (b)		10,535,000	8,851,507
7.875%, 5/15/2021		1,930,000	1,809,375
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		875,000	656,250
			25,419,382
Total Corporate Bonds (Cost $995,150,542)			935,308,163
Government & Agency Obligation 0.3%
U.S. Treasury Obligation
U.S. Treasury Note, 1.0%, 8/31/2016 (c) (Cost $3,031,299)		3,000,000	3,006,093
Loan Participations and Assignments 0.5%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		3,500,000	0
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/8/2020		4,987,179	4,903,869
Total Loan Participations and Assignments (Cost $8,468,723)			4,903,869
Convertible Bond 0.9%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5% Cash, 7.5% PIK, 10/30/2018 (Cost $7,344,619)		7,427,461	8,717,615
Preferred Security 0.6%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $4,806,676)		6,975,000	5,893,875
		Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (d)		107	192,747
Industrials 0.0%
Congoleum Corp.*		135,300	0
Quad Graphics, Inc.		1,515	14,090
			14,090
Materials 0.1%
GEO Specialty Chemicals, Inc.*		809,511	371,242
GEO Specialty Chemicals, Inc. 144A*		12,448	5,708
			376,950
Total Common Stocks (Cost $2,030,048)			583,787
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $1,482,531)		6,700	11,442
Securities Lending Collateral 2.3%
Daily Assets Fund, 0.36% (e) (f) (Cost $22,964,708)		22,964,708	22,964,708
Cash Equivalents 2.4%
Central Cash Management Fund, 0.25% (e) (Cost $23,805,135)		23,805,135	23,805,135
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,069,084,281) †		101.0	1,005,194,687
Other Assets and Liabilities, Net		(1.0)	(9,791,503)
Net Assets		100.0	995,403,184

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	3,500,000	USD	3,508,969	0
Energy Future Holdings Corp.*	6.5%	11/15/2024	4,626,000	USD	2,842,313	3,793,320
					6,351,282	3,793,320

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2015.
†	The cost for federal income tax purposes was $1,071,593,309. At December 31, 2015, net unrealized depreciation for all securities based on tax cost was $66,398,622. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,865,650 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $80,264,272.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2015 amounted to $22,127,839, which is 2.2% of net assets.
(c)	At December 31, 2015, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(d)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc. *	August 2013	387,564	192,747	0.02

(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
At December 31, 2015, open credit default swap contracts sold were as follows:

Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation/ (Depreciation) ($)

3/20/2015 6/20/2020	2,170,000[1]	5.0%	CCO Holdings LLC, 7.375%, 6/1/2020, BB-	309,835	186,393	123,442
9/22/2014 12/20/2019	5,960,000[2]	5.0%	Community Health Systems, Inc., 8.0%, 11/15/2019, B-	86,324	318,606	(232,282)
9/20/2013 12/20/2018	5,000,000[3]	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, B+	(524,819)	240,850	(765,669)
Total net unrealized depreciation					(874,509)

(g)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1	Barclays Bank PLC
2	Morgan Stanley
3	Credit Suisse

At December 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	643,120	USD	732,637	1/14/2016	33,475	Citigroup, Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	71,283	EUR	65,000	1/14/2016	(619)	Citigroup, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$935,308,163	$—	$935,308,163
Government & Agency Obligation	—	3,006,093	—	3,006,093
Loan Participations and Assignments	—	4,903,869	0	4,903,869
Convertible Bond	—	—	8,717,615	8,717,615
Preferred Security	—	5,893,875	—	5,893,875
Common Stocks (i)	14,090	—	569,697	583,787
Warrant	—	—	11,442	11,442
Short-Term Investments (i)	46,769,843	—	—	46,769,843
Derivatives (j)
Credit Default Swap Contracts	—	123,442	—	123,442
Forward Foreign Currency Exchange Contracts		33,475		33,475
Total	$46,783,933	$949,268,917	$9,298,754	$1,005,351,604
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Credit Default Swap Contracts	$—	$(997,951)	$—	$(997,951)
Forward Foreign Currency Exchange Contracts		(619)		(619)
Total	$—	$(998,570)	$—	$(998,570)

There have been no transfers between fair value measurement levels during the period ended December 31, 2015.

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open credit default swap contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Loan Participation and Assignments	Convertible Bond	Common Stocks	Warrants	Total
Balance as of September 30, 2015	$0	$8,705,981	$604,676	$26,875	$9,337,532
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	0	(140,156)	(34,979)	(15,433)	(190,568)
Amortization premium/discount	—	12,108	—	—	12,108
Purchases	—	139,682	—	—	139,682
(Sales)	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—
Balance as of December 31, 2015	$0	$8,717,615	$569,697	$11,442	$9,298,754
Net change in unrealized appreciation (depreciation) from investments still held at December 31, 2015	$—	$(140,156)	$(34,979)	$(15,433)	$(190,568)

 Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 12/31/2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks
Consumer Discretionary	$192,747	Market Approach	EV/EBITDA Multiple	9.18
			Discount to public comparables	15%
			Discount for lack of marketability	15%
Industrials	$0	Asset Valuation	Book Value of Equity	0
Materials	$376,950	Market Approach	EV/EBITDA Multiple	5.88
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	25%
Warrants
Materials	$11,442	Black Scholes Option Pricing Model	Implied Volatility	23.5%
			Discount for Lack of Marketability	20%
Loan Participations & Assignments
Senior Loans	$0	Market Approach	Evaluated Price	0
Convertible Bonds
Materials	$8,717,615	Convertible Bond Methodology	EV/EBITDA Multiple	5.88
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	25%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability. A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s fixed income investments include the convertible bond methodology. A significant change in the EV to EBITDA ratio could have a material change on the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement. Generally, there is not a direct relationship between the EV to EBITDA ratio and the fair value measurement of a fixed income investment.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$ (874,509)	$ —
Foreign Exchange Contracts	$ —	$ 32,856

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche High Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2016